Business Combinations - Schedule of Purchase Price Allocation (Details) $ in Thousands	Jun. 30, 2018 USD ($)
NPS Holdings Limited [Member]
Cash and cash equivalents	$ 31,619
Accounts receivable	55,788
Unbilled revenue	41,378
Inventories	33,652
Current assets	19,463
Property, plant and equipment	222,772
Intangible assets	125,000
Other assets	7,457
Total identifiable assets acquired	537,129
Accounts payable	26,457
Accrued expenses	28,686
Current portion of loans and borrowings
Short-term borrowings	55,836
Current liabilities	7,159
Loans and borrowings	149,399
Other liabilities	23,549
Non-controlling interest	(2,841)
Net identifiable liabilities acquired	288,245
Total fair value of net assets acquired	248,884
Goodwill	341,871
Total consideration	590,755
Gulf Energy S.A.O.C [Member]
Cash and cash equivalents	5,206
Accounts receivable	31,777
Unbilled revenue	45,343
Inventories	31,092
Current assets	12,918
Property, plant and equipment	104,422
Intangible assets	53,010
Other assets	4,586
Total identifiable assets acquired	288,354
Accounts payable	36,794
Accrued expenses	25,390
Current portion of loans and borrowings	16,368
Short-term borrowings	9,000
Current liabilities	16,558
Loans and borrowings	25,098
Other liabilities	2,200
Non-controlling interest	1,890
Net identifiable liabilities acquired	133,298
Total fair value of net assets acquired	155,056
Goodwill	133,792
Total consideration	$ 288,848